Sales revenues (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Sales Revenues

	2019	2018 Restated	2019	2018 Restated
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Diesel	11,368	10,572	5,949	5,871
Diesel subsidy	—	149	—	149
Gasoline	4,945	5,967	2,598	3,140
Liquefied petroleum gas	2,100	2,276	1,090	1,120
Jet fuel	1,924	1,933	946	945
Naphtha	895	1,115	475	543
Fuel oil (including bunker fuel)	545	524	259	231
Other oil products	1,667	1,787	832	885

Subtotal oil products	23,444	24,323	12,149	12,884

Natural gas	2,933	2,520	1,417	1,280
Renewables and nitrogen products	141	165	62	78
Breakage	334	362	169	130
Electricity	659	873	162	520
Services, agency and others	507	813	178	346

Domestic market	28,018	29,056	14,137	15,238

Exports	7,794	7,909	3,937	3,858
Sales abroad (*)	1,493	3,390	428	1,657

Foreign market	9,287	11,299	4,365	5,515

Sales revenues (**)	37,305	40,355	18,502	20,753

(*)	Sales revenues from operations outside of Brazil, including trading and excluding exports.
(**)	Sales revenues by business segment are set out in note 26.